CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Accounts receivable, reserve	$ 720	$ 306
Inventories, obsolescence reserve	$ 860	$ 520
Class A Common Stock [Member]
Telos stockholders' deficit
Common stock, par value (in dollars per share)	$ 0
Common stock, shares authorized (in shares)	50,000,000
Common stock, shares issued (in shares)	45,143,460	45,158,460
Class B Common Stock [Member]
Telos stockholders' deficit
Common stock, par value (in dollars per share)	$ 0
Common stock, shares authorized (in shares)	5,000,000
Common stock, shares issued (in shares)	4,037,628